March 6, 2007

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re: Dreyfus Worldwide Dollar Money Market Fund, Inc.
1933 Act File No. 33-26830
1940 Act File No. 811-5717

Gentlemen:

Transmitted for filing is an EDGARized version of Post-Effective Amendment No. 27 to the above-referenced Registration Statement on Form N-1A which has been marked to show changes from Post-Effective Amendment No. 26 filed on February 24 2006

The filing is made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to become effective on March 1, 2007 Pursuant to Paragraph (b) (4) of the Rule, we have enclosed a letter from Stroock & Stroock & Lavan LLP, counsel to the Fund, dated February 27, 2007.

     This filing reflects certain editorial changes, updated financial information and changes made to comply with staff comments in connection with the review of other funds in the Dreyfus Family of Funds.

Please address any comments or questions to the undersigned at 212-922-6832.

Thank you.

Very truly yours,

/s/ Florence Bryan
Florence Bryan
Senior Paralegal

Enclosures